Net Sales (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross sales	R$ 70,165,079	R$ 61,621,283	R$ 61,884,991
Sales deductions	(8,786,041)	(8,005,843)	(8,079,963)
Net sales	61,379,038	53,615,440	53,805,028
Brazil [Member]
IfrsStatementLineItems [Line Items]
Gross sales	35,424,872	32,922,332	33,325,565
Sales deductions	(6,584,239)	(6,063,414)	(6,327,777)
Net sales	28,840,633	26,858,918	26,997,788
International [Member]
IfrsStatementLineItems [Line Items]
Gross sales	30,784,576	25,203,968	25,253,452
Sales deductions	(1,611,421)	(1,352,204)	(1,150,317)
Net sales	29,173,155	23,851,764	24,103,135
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Gross sales	3,955,631	3,494,983	3,305,974
Sales deductions	(590,381)	(590,225)	(601,869)
Net sales	R$ 3,365,250	R$ 2,904,758	R$ 2,704,105